Cash generated from operations (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash Generated from Operations

All figures in £ millions	Notes	2020	2019	2018
Profit		310	266	590
Adjustments for:
Income tax		44	(34)	(92)
Depreciation	10	125	123	66
Amortisation and impairment of acquired intangibles and goodwill	11	80	151	99
Amortisation of software	11	112	115	88
Net finance costs	6	57	43	55
Charges relating to GMP equalisation		—	—	8
Share of results of joint ventures and associates	12	(5)	(54)	(44)
Profit on disposal of subsidiaries, associates, investments and fixed assets		(182)	(9)	(315)
Other net gains and losses		6	—	—
Net profit on disposal of right-of-use assets including transfers to investment in finance lease receivable		(6)	(4)	—
Net foreign exchange adjustment from transactions		(34)	(21)	28
Investment income		—	(2)	—
Share-based payment costs	26	29	25	37
Pre-publication		(56)	(55)	(37)
Inventories		35	(20)	(10)
Trade and other receivables		(1)	59	(15)
Trade and other liabilities		(26)	(157)	35
Retirement benefit obligations		(1)	5	(9)
Provisions for other liabilities and charges		(37)	49	63
Net cash generated from operations		450	480	547

Summary of Proceeds from Sale of Property, Plant and Equipment	This adjustment reflects the timing difference between recognition of profit and the related cash receipts or payments.

All figures in £ millions	2020	2019	2018
Net book amount	2	3	41
(Loss)/profit on sale of property, plant and equipment	(2)	(2)	87

Proceeds from sale of property, plant and equipment	—	1	128

Summary of Current and Non-current Borrowings
The movements in the Group’s current and non-current borrowings are as follows:

All figures in £ millions	2019	New leases/ disposal of leases	Transfer from non-current to current	Financing cash flows	Foreign exchange movements	Fair value and other movements	2020
Financial liabilities
Non-current borrowings	1,567	30	(260)	116	(22)	27	1,485
Current borrowings	79	(6)	260	(92)	52	2	248

Total	1,646	24	—	24	(17)	29	1,706

All figures in £ millions	2018	IFRS 16 Transition	New leases/ disposal of leases	Transfer from non-current to current	Financing cash flows	Foreign exchange movements	Fair value and other movements	2019
Financial liabilities
Non-current borrowings	643	792	61	(88)	230	(80)	9	1,567
Current borrowings	25	89	—	88	(139)	16	—	79

Total	668	881	61	—	91	(64)	9	1,646

All figures in £ millions	2017	Financing cash flows	Foreign exchange movements	Fair value and other movements	2018
Financial liabilities
Non-current borrowings	1,066	(441)	10	8	643
Current borrowings	4	(1)	22	—	25

Total	1,070	(442)	32	8	668